Net Loss Per Share (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Earnings Per Share [Abstract]
Weighted-Average Equity Instruments Excluded from Calculation of Diluted Net Loss Per Share
The following weighted-average equity instruments were excluded from the calculation of diluted net loss per share because their effect would have been anti-dilutive for the periods presented:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2023	2022	2023	2022
Options to purchase common stock	3,135,672	351,533	1,426,224	335,395
Unvested restricted stock units	—	6,000	252	7,315
Series A Preferred Stock (on an as-converted basis)	42,501,681	—	14,851,447	—

The following weighted-average equity instruments were excluded from the calculation of diluted net loss per share because their effect would have been anti-dilutive for the periods presented:

	Year Ended December 31,
	2022	2021	2020
Options to purchase common stock	346,331	264,858	201,977
Unvested restricted stock units	6,982	7,975	4,239

Schedule of Reconciliation of Basic and Diluted Net Loss Per Share
The following is a reconciliation of the shares used as the denominator for the calculation of basic and diluted net loss per share:

	Year Ended December 31,
	2022	2021	2020
Weighted average common shares	2,307,668	1,956,933	1,608,952
Weighted average pre-funded warrants	1,063,563	672,851	525,917

Total basic and diluted weighted average shares	3,371,231	2,629,784	2,134,869